SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Global Bond Fund

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Effective immediately, the following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub-heading of the ”MANAGEMENT” section of the summary section of the fund’s prospectus.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2011.

John D. Ryan, Director. Portfolio Manager of the fund. Joined the fund in 2012.

Darwei Kung, Director. Portfolio Manager of the fund. Joined the fund in 2012.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2012.

Ohn Choe, CFA, Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

Rahmila Nadi, Associate. Portfolio Manager of the fund. Joined the fund in 2013.

Effective immediately, the following information replaces the existing disclosure contained under the ”MANAGEMENT” sub-heading of the ”FUND DETAILS” section of the fund’s prospectus.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2011.

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Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank’s fixed income and foreign exchange portfolios.

•	Portfolio Manager for Retail Fixed Income: New York.

•	BIS, University of Minnesota.

John D. Ryan, Director. Portfolio Manager of the fund. Joined the fund in 2012.

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Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

•	Over 19 years of investment industry experience.

•	BA in Economics, University of Chicago; MBA, University of Chicago.

Darwei Kung, Director. Portfolio Manager of the fund. Joined the fund in 2012.

•	Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

•	Portfolio Manager: New York.

•	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2012.

•	Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

•	Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.

•	Head of US High Yield Bonds: New York.

•	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Ohn Choe, CFA, Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

•	Joined Deutsche Asset & Wealth Management in 2005.

•	Portfolio Manager for Retail Fixed Income: New York.

•	BS, Georgetown University; MBA, New York University.

Rahmila Nadi, Associate. Portfolio Manager of the fund. Joined the fund in 2013.

•	Joined Deutsche Asset & Wealth Management in 2012 after six years of experience at J.P. Morgan Chase in credit portfolio trading.

•	BA, Columbia University, Columbia College; MBA, S.C. Johnson Graduate School of Management at Cornell University.

Effective June 20, 2013, Ohn Choe will no longer serve as a portfolio manager of the fund. All references to Mr. Choe are hereby deleted.

Please Retain This Supplement for Future Reference

June 10, 2013
PROSTKR-265